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	Jan. 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 31, 2014 January Private Placements USD ($)	Feb. 28, 2014 February Private Placements USD ($)	Jun. 30, 2014 April Private Placements USD ($)	Apr. 30, 2014 April Private Placements	Jun. 25, 2013 2014 Private Placement [Member] USD ($)	Jun. 19, 2014 2014 Private Placement [Member] USD ($)	Jun. 30, 2014 2014 Private Placement [Member] USD ($)	Jun. 30, 2014 Fin Seller Notes [Member] USD ($)	Jan. 09, 2014 Vapestick USD ($)	Jan. 09, 2014 Vapestick GBP (£)	Jun. 30, 2014 Vapestick USD ($)	Feb. 28, 2014 FIN Electronic Cigarette USD ($)	Feb. 28, 2014 FIN Electronic Cigarette USD ($)	Jun. 30, 2014 FIN Electronic Cigarette USD ($)	Feb. 28, 2014 FIN Electronic Cigarette Promissory Notes USD ($)	Jun. 30, 2014 FIN Electronic Cigarette Promissory Notes	Apr. 22, 2014 Must Have Limited [Member] USD ($)	Apr. 22, 2014 Must Have Limited [Member] GBP (£)	Jun. 30, 2014 Must Have Limited [Member] USD ($)	Apr. 22, 2014 Must Have Limited [Member] USD ($)	Dec. 31, 2013 Scenario 1 [Member]	Dec. 31, 2013 Scenario 2 [Member]	Jan. 31, 2014 Subsequent Event [Member] January Private Placements USD ($)	Feb. 28, 2014 Subsequent Event [Member] February Private Placements USD ($)	Feb. 28, 2014 Subsequent Event [Member] February Private Placements USD ($)	Apr. 30, 2014 Subsequent Event [Member] April Private Placements USD ($)	Jul. 17, 2014 Subsequent Event [Member] Fin Seller Notes [Member] USD ($)	Jul. 17, 2014 Subsequent Event [Member] Fin Seller Notes [Member] USD ($)	Jan. 09, 2014 Subsequent Event [Member] Vapestick USD ($)	Jan. 09, 2014 Subsequent Event [Member] Vapestick GBP (£)	Feb. 28, 2014 Subsequent Event [Member] FIN Electronic Cigarette USD ($)	Feb. 28, 2014 Subsequent Event [Member] FIN Electronic Cigarette Promissory Notes USD ($)	Feb. 28, 2014 Subsequent Event [Member] FIN Electronic Cigarette Maximum [Member]	Feb. 28, 2014 Subsequent Event [Member] FIN Electronic Cigarette Maximum [Member] Common stock issuable per day	Apr. 22, 2014 Subsequent Event [Member] Must Have Limited [Member] USD ($)	Apr. 22, 2014 Subsequent Event [Member] Must Have Limited [Member] GBP (£)	Apr. 22, 2014 Subsequent Event [Member] Must Have Limited [Member] USD ($)	Apr. 22, 2014 Subsequent Event [Member] Must Have Limited [Member] Minimum [Member] USD ($)	Feb. 22, 2014 Subsequent Event [Member] Must Have Limited ("MHL")	Jul. 16, 2014 Subsequent Event [Member] Hardwire Interactive Inc [Member] USD ($)	Jul. 17, 2014 Subsequent Event [Member] Scenario 1 [Member] Fin Seller Notes [Member]	Jul. 17, 2014 Subsequent Event [Member] Scenario 2 [Member] Fin Seller Notes [Member]	Jul. 17, 2014 Subsequent Event [Member] Scenario Three [Member] Fin Seller Notes [Member]	Jul. 15, 2014 Subsequent Event [Member] Equity Offering [Member] 2014 Private Placement [Member] USD ($)	Jul. 15, 2014 Subsequent Event [Member] Equity Offering [Member] 2014 Private Placement [Member] USD ($)	Jul. 15, 2014 Subsequent Event [Member] Equity Offering [Member] Scenario 1 [Member] 2014 Private Placement [Member]	Jul. 15, 2014 Subsequent Event [Member] Equity Offering [Member] Scenario 2 [Member] 2014 Private Placement [Member]	Jul. 16, 2014 Subsequent Event [Member] Unit Offering [Member] 2014 Private Placement [Member] USD ($)	Jul. 16, 2014 Subsequent Event [Member] Unit Offering [Member] 2014 Private Placement [Member] USD ($)
Subsequent Event [Line Items]
Net Proceeds from issuance of common stock			$ 2,209,600					$ 2,500,000																																							$ 20,000,000
Issuance Costs																																															2,000,000
Issuance Costs, share																																															215,384
Issuance cost, warrant																																																118,519
Warrant, exercise price	$ 0.25			$ 5.00	$ 5.00	$ 6.00			$ 6.50	$ 5.00																$ 5.00		$ 5.00																				$ 6.75				$ 6.50
Number of shares issued									623,485	623,485																			483,075																		2,962,963				185,511
Common stock issue price per share																													$ 6.50																			$ 6.75
Aggregate proceeds																																															20,000,000
Description additional stock issuance									On April 30, 2014 and June 19, 2014 we completed private offerings of 623,485 units, each unit consisting of (i) one share of our common stock and (ii) a warrant to purchase 1/4 share of our common stock																																								$20,000,000 divided by the public offering price multiplied by 0.85 (the "Reset Price")	Less any shares initially issued to Man FinCo. Additionally, the Company granted to Man FinCo an option to purchase an additional number of shares of Common Stock as is derived by dividing $40,000,000 by the lower of $6.75 and the Reset Price.	Private offering of 185,511 units, each unit consisting of (i) one share of our common stock and (ii) a warrant to purchase 1/4 share of our common stock
Acquisition, cash consideration												5,800,000	3,500,000.0	5,804,240	10,000,000		10,000,000			9,000,000	5,345,713.58	20,396,767										5,746,965	3,500,000	10,000,000				9,000,000.00	5,345,713.58				5,000,000
Number of shares issued														48,974,558			108,600,000					15,525,000										47,718,321											3,000,000
Total net proceeds		27,375,000		10,506,000	14,919,000																					10,505,790	14,919,000																								1,085,241
Number of shares that warrants are exercisable for	200,000					130,832	120,768		155,870	5,475,000														6,975,000	530,000			5,475,000			807,692																					46,374
Warrant exercise period	5 years					5 years				5 years														5 years	5 years		5 years																								5 years
Debt carrying amount		23,658,314									10,500,000																				11,042,632
Debt, stated interest rate				15.00%	15.00%					15.00%	12.00%															15.00%					12.00%				10.00%					10.00%
Debt, maturity date																			May 29, 2014											Jan. 17, 2016					May 29, 2014
Description of debt repayment																																												Beginning October 17, 2014, and continuing on each of the following fifteen successive months thereafter, we are obligated to pay 1/16th of the face amount of the 12% Convertible Notes and accrued interest.	At the holder's option, the holder can request that our monthly payments be for 5/16th of the face amount of the 12% Convertible Notes. In each case such payments shall, at the Company's option, be made in cash or, subject to the Company complying with certain conditions, be made in common stock with each share of common stock being ascribed a value that is equal to 80% of the lowest VWAP for the 20 consecutive trading days immediately prior to such payment date.
Description of debt repayment										The conversion price will also adjust on any subsequent issuance of shares of common stock or common stock equivalents based on a formula intended to maintain the fully diluted percentage ownership on an “if converted” basis. Furthermore, if the Company or any subsidiary thereof sells or grants any option to purchase, or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any offer, sale, grant or any option to purchase or other disposition) any of its common stock or any securities which would entitle the holder thereof to acquire at any time its common stock, then the conversion price will be adjusted downward by multiplying it by a fraction, the numerator of which shall be 79,163,999 and the denominator of which shall be the number of fully-diluted shares of our common stock outstanding following such issuance. As of June 30, 2014, as a result of the subsequent issuances of our convertible notes, warrants and shares of our common stock described below, the conversion price of the notes issued in the January Private Placement and February Private Placement is $3.77 per share.																																		The principal amount of the note to be converted (plus accrued interest and unpaid late charges	A conversion price of $6.50, as adjusted from time to time. The conversion price is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances.	The conversion price of the notes will be adjusted if the closing bid price for the Company's common stock on January 13, 2015 is below the conversion price, in which case the original conversion price will automatically adjust to 70% of the lowest VWAP in the 15 trading days prior to such date.
Warrant exercisable period																														18 months
Warrant exercise price																														$ 10.00
Notes Prepayment amount			115.00%							115.00%																				105.00%
Number of day for prepayment notice																														10 days
Private offering, aggregate principal amount		62,262,217		11,325,000	16,050,000																					11,325,000		16,050,000												11,000,000
Registration Statement, agreement			If the Registration Statement is not filed by the Filing Date or declared effective by the Required Effective Date, the Company is required to pay partial liquidated damages in cash to each Purchaser in the amount equal to 2% of the purchase price paid for the Notes and Warrants then owned by such Purchaser for each 30-day period for which the Company is non-compliant.
Acquisition, shares issued			10,844,000									6,595,900	6,595,900		10,000,000					2,300,000	2,300,000											6,595,900	6,595,900	10,000,000				2,300,000	2,300,000
Acquisition, promissory notes																15,000,000	15,000,000	15,000,000		11,000,000		11,000,000													15,000,000			11,000,000
Contingently issuable shares																																				500,000	12,500
Registration Statement, filing date																																		Apr. 26, 2014
Liquidated damages																																		2.00%								2.00%
Acquisition, shares issued par value																																								$ 0.001
Acquisition, payments for surplus cash																				11,400,000	6,796,303																		6,796,303
Acquisition, payments for earn-out																							5,000,000																	5,000,000
Minimum underwritten public offering that triggers maturity of promissory notes																																									$ 40,000,000